Revenue and Cost of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and Cost of Revenue [Line Items]
Revenue related to contract liability balances	$ 1,987	$ 1,983	$ 1,170
Revenue	40,755	$ 31,824	26,521
Exceeded total revenue percentage		10.00%
Two Main Customers [Member]
Revenue and Cost of Revenue [Line Items]
Revenue	$ 10,835
Exceeded total revenue percentage	12.00%
One Main Customer [Member]
Revenue and Cost of Revenue [Line Items]
Revenue			$ 3,055
Exceeded total revenue percentage	15.00%		12.00%